-------------------------------------------------------------------------------
                    SUN LIFE (N.Y.) VARIABLE ACCOUNT A
                           ANNUAL REPORT FOR THE
                        YEAR ENDED DECEMBER 31, 2000


INDEPENDENT AUDITORS' REPORT


To the Participants in Sun Life (N.Y.) Variable Account A and the Board of Directors of Sun Life Insurance and Annuity Company of New York:

We have audited the accompanying statement of condition of Massachusetts Investors Trust Sub-Account, Massachusetts Investors Growth Stock Sub-Account, MFS Total Return Sub-Account, MFS Growth Opportunities Sub-Account, MFS Research Sub-Account, MFS Bond Sub-Account, MFS Money Market Sub-Account, MFS Government Money Market Sub-Account, MFS High Income Sub-Account, MFS Global Governments Sub-Account, and MFS Emerging Growth Sub-Account of Sun Life (N.Y.) Variable Account A (the "Sub-Accounts") as of December 31, 2000, the related statement of operations for the year then ended, and the statements of changes in net assets for the years ended December 31, 2000 and 1999. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2000, the results of their operations and the changes in their net assets for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.



February 9, 2001

                                              SUN LIFE (N.Y.) VARIABLE ACCOUNT A

                                                    STATEMENT OF CONDITION

                                                      DECEMBER 31, 2000

                                                                          SHARES               COST                VALUE
                                                                      ----------------   ------------------  ------------------
Assets:
  Investments in mutual funds:
    Massachusetts Investors Trust (MIT)*                                       28,476            $ 549,222           $ 570,081
    Massachusetts Investors Growth Stock Fund (MIG)*                           37,918              633,770             649,747
    MFS Total Return Fund (MTR)*                                               77,522            1,192,588           1,194,596
    MFS Growth Opportunities Fund (MGO)*                                       16,112              232,995             189,768
    MFS Research Fund (MFR)*                                                   10,218              236,213             245,063
    MFS Bond Fund (MFB)*                                                       19,317              248,032             238,088
    MFS Money Market Fund (MCM)*                                              194,697              194,697             194,697
    MFS Government Money Market Fund (MCG)*                                    15,403               15,403              15,403
    MFS High Income Fund (MFH)*                                                33,341              173,712             139,769
    MFS Global Governments Fund (MGG)*                                          6,006               62,998              57,320
    MFS Emerging Growth Fund (MEG)*                                             8,419              364,092             377,031
                                                                                         ------------------  ------------------

NET ASSETS                                                                                     $ 3,903,722         $ 3,871,563
                                                                                         ==================  ==================

NET ASSETS APPLICABLE TO OWNERS OF DEFERRED                                UNITS            UNIT VALUE             VALUE
                                                                      ----------------   ------------------  ------------------
   VARIABLE ANNUITY CONTRACTS:
    MIT                                                                         8,112            $ 70.4165           $ 570,081
    MIG                                                                         7,041              93.0382             649,747
    MTR                                                                        23,175              54.7722           1,194,596
    MGO                                                                         3,270              57.4919             189,768
    MFR                                                                         3,983              61.5236             245,063
    MFB                                                                         8,137              27.9043             238,088
    MCM                                                                        10,734              18.1335             194,697
    MCG                                                                           870              17.7008              15,403
    MFH                                                                         5,291              26.9375             139,769
    MGG                                                                         1,868              28.9317              57,320
    MEG                                                                         4,777              80.3878             377,031
                                                                                                             ------------------

NET ASSETS                                                                                                         $ 3,871,563
                                                                                                             ==================

* Investments are made in Class A shares of the fund.

                 See notes to financial statements.

                                             SUN LIFE (N.Y.) VARIABLE ACCOUNT A

                                                   STATEMENT OF OPERATIONS

                                                YEAR ENDED DECEMBER 31, 2000

                                          MIT             MIG            MTR           MGO           MFR             MFB
                                      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                                     -------------  --------------  -------------  -----------  -------------  --------------
Income and expenses:
 Dividend income and capital gain
   distributions received                $ 26,822        $ 59,385       $ 90,040     $ 61,074       $ 31,363        $ 28,520
 Mortality and expense risk charges       (10,836)        (11,191)       (18,954)      (2,920)        (4,016)         (4,838)
                                     -------------  --------------  -------------  -----------  -------------  --------------

       Net investment income (loss)       $ 15,986        $ 48,194       $ 71,086     $ 58,154       $ 27,347        $ 23,682
                                     -------------  --------------  -------------  -----------  -------------  --------------

Realized and unrealized gains
 (losses):
   Realized gains (losses) on
     investment transactions:
       Proceeds from sales              $ 802,609       $ 493,143    $ 1,001,462     $ 15,915      $ 143,133       $ 340,540
       Cost of investments sold          (553,267)       (314,484)    (1,066,094)     (11,009)       (90,242)       (368,631)
                                     -------------  --------------  -------------  -----------  -------------  --------------

       Net realized gains (losses)      $ 249,342       $ 178,659      $ (64,632)     $ 4,906       $ 52,891       $ (28,091)
                                     -------------  --------------  -------------  -----------  -------------  --------------

Net unrealized appreciation
 (depreciation) on investments:
     End of year                        $  20,859        $ 15,977        $ 2,008    $ (43,227)       $ 8,850        $ (9,944)
     Beginning of year                    311,016         286,369       (188,419       46,739         99,929         (39,598)
                                     -------------  --------------  -------------  -----------  -------------  --------------

       Change in unrealized
        appreciation (depreciation)     $(290,157)     $ (270,392)     $ 190,427    $ (89,966)     $ (91,079)       $ 29,654
                                     -------------  --------------  -------------  -----------  -------------  --------------

       Realized and unrealized
        gains (losses)                  $ (40,815)      $ (91,733)     $ 125,795    $ (85,060)     $ (38,188)        $ 1,563
                                     -------------  --------------  -------------  -----------  -------------  --------------

  Increase (Decrease) in net assets
    from operations                     $ (24,829)      $ (43,539)     $ 196,881    $ (26,906)     $ (10,841)       $ 25,245
                                     =============  ==============  =============  ===========  =============  ==============

                                          MCM          MCG         MFH          MGG            MEG
                                      SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                                      -----------  ----------  -----------  -----------   ------------
Income and expenses:
 Dividend income and capital gain
   distributions received               $ 13,357     $ 1,427     $ 17,369          $ -       $ 38,875
 Mortality and expense risk charges       (3,023)       (341)      (2,272)        (937)        (8,473)
                                      -----------  ----------  -----------  -----------   ------------

       Net investment income (loss)      $ 10,334     $ 1,086     $ 15,097       $ (937)     $ 30,402
                                      -----------  ----------  -----------  -----------   ------------

Realized and unrealized gains
 (losses):
   Realized gains (losses) on
     investment transactions:
       Proceeds from sales              $203,034     $22,555     $ 40,632     $ 60,415      $ 570,385
       Cost of investments sold         (203,034)    (22,555)     (42,849)     (71,687)      (235,321)
                                      -----------  ----------  -----------  -----------   ------------

       Net realized gains (losses)           $ -         $ -     $ (2,217)   $ (11,272)     $ 335,064
                                      -----------  ----------  -----------  -----------   ------------

Net unrealized appreciation
 (depreciation) on investments:
     End of year                             $ -         $ -     $(33,943)    $ (5,678)      $ 12,939
     Beginning of year                         -           -       (8,144)     (17,457)       513,793
                                      -----------  ----------  -----------  -----------   ------------

       Change in unrealized
        appreciation (depreciation)          $ -         $ -     $(25,799)    $ 11,779     $ (500,854)
                                      -----------  ----------  -----------  -----------   ------------

       Realized and unrealized
        gains (losses)                       $ -         $ -    $ (28,016)       $ 507     $ (165,790)
                                      -----------  ----------  -----------  -----------   ------------

  Increase (Decrease) in net assets
    from operations                     $ 10,334     $ 1,086    $ (12,919)      $ (430)    $ (135,388)
                                      ===========  ==========  ===========  ===========   ============

                 See notes to financial statements.

                                           SUN LIFE (N.Y.) VARIABLE ACCOUNT A

                                           STATEMENTS OF CHANGES IN NET ASSETS

                                         YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                       MIT                        MIG                      MTR
                                                   SUB-ACCOUNT                SUB-ACCOUNT              SUB-ACCOUNT
                                                   YEAR ENDED                 YEAR ENDED               YEAR ENDED
                                                  DECEMBER 31,               DECEMBER 31,             DECEMBER 31,
                                              2000          1999          2000        1999         2000         1999
                                          --------------------------  ------------------------  -------------------------
Operations:
  Net investment income (loss)               $ 15,986      $ 26,830      $ 48,194    $ 68,200     $ 71,086     $ 168,269
  Net realized gains (losses)                 249,342       201,649       178,659     264,971      (64,632)       54,786
  Net unrealized gains (losses)              (290,157)     (154,043)     (270,392)     14,970      190,427      (197,558)
                                          ------------  ------------  ------------ -----------  -----------  ------------

Increase (Decrease) in
  net assets from operations                $ (24,829)     $ 74,436     $ (43,539)  $ 348,141    $ 196,881      $ 25,497
                                          ------------  ------------  ------------ -----------  -----------  ------------

Contract owner transactions:
  Accumulation activity:
    Purchase payments received               $ 19,649      $ 31,674      $ 20,172    $ 13,888     $ 20,526      $ 11,466
    Net transfers between Sub-Accounts
      and Fixed Accounts                       (6,320)      (53,038)       18,026      73,789       34,306       (91,840)
    Withdrawals, surrenders
      and account fees                       (780,846)     (310,146)     (469,776)   (518,546)    (976,321)     (316,540)
                                          ------------  ------------  ------------ -----------  -----------  ------------

Net contract owner activity                $ (767,517)   $ (331,510)   $ (431,578)   (430,869)  $ (921,489)   $ (396,914)
                                          ------------  ------------  ------------ -----------  -----------  ------------

       Increase (Decrease) in net assets   $ (792,346)   $ (257,074)   $ (475,117)  $ (82,728)   $(724,608)   $ (371,417)

Net assets:
  Beginning of year                         1,362,427     1,619,501     1,124,864   1,207,592    1,919,204     2,290,621
                                          ------------  ------------  ------------ -----------  -----------  ------------

  End of year                               $ 570,081    $1,362,427      $649,747   1,124,864   $1,194,596    $1,919,204
                                          ============  ============  ============ ===========  ===========  ============

                                                  MGO                       MFR                      MFB
                                              SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                              YEAR ENDED                YEAR ENDED               YEAR ENDED
                                             DECEMBER 31,              DECEMBER 31,             DECEMBER 31,
                                           2000         1999         2000       1999          2000         1999
                                         ----------------------  -----------------------  ------------------------
Operations:
  Net investment income (loss)            $ 58,154    $ 22,583     $ 27,347    $ 21,747      $ 23,682    $ 30,056
  Net realized gains (losses)                4,906      52,253       52,891      97,899       (28,091)       (525)
  Net unrealized gains (losses)            (89,966)    (15,804)     (91,079)    (40,010)       29,654     (47,911)
                                         ----------  ----------  ----------- -----------  ------------ -----------

Increase (Decrease) in
  net assets from operations              $(26,906)   $ 59,032    $ (10,841    $ 79,636      $ 25,245   $ (18,380)
                                         ----------  ----------  ----------- -----------  ------------ -----------

Contract owner transactions:
  Accumulation activity:
    Purchase payments received               $ 608     $ 4,625        $ 299     $ 8,668      $ 29,445    $ 17,484
    Net transfers between Sub-Accounts
      and Fixed Accounts                         -      18,954        8,748     (60,889)       (2,821)    (16,575)
    Withdrawals, surrenders
      and account fees                     (13,043)   (198,135)    (139,209)   (174,779)     (330,985)    (49,486)
                                         ----------  ----------  ----------- -----------  ------------ -----------

Net contract owner activity              $ (12,435)  $(174,556)   $(130,162) $ (227,000)   $ (304,361)  $ (48,577)
                                         ----------  ----------  ----------- -----------  ------------ -----------

       Increase (Decrease) in net assets $ (39,341)   (115,524)   $(141,003)  $(147,364)   $ (279,116)  $ (66,957)

Net assets:
  Beginning of year                        229,109     344,633      386,066     533,430       517,204     584,161
                                         ----------  ----------  ----------- -----------  ------------ -----------

  End of year                             $189,768    $229,109     $245,063    $386,066      $238,088    $517,204
                                         ==========  ==========  =========== ===========  ============ ===========

                 See notes to financial statements.

                                      SUN LIFE (N.Y.) VARIABLE ACCOUNT A

                                    YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                          MCM                         MCG                         MFH
                                                      SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                                       YEAR ENDED                  YEAR ENDED                  YEAR ENDED
                                                      DECEMBER 31,                DECEMBER 31,                DECEMBER 31,
                                                  2000           1999         2000           1999         2000          1999
                                               ----------     ---------     ---------      --------     ---------     ---------
Operations:
  Net investment income (loss)                 $  10,334      $  9,721      $  1,086       $   871      $ 15,097      $ 18,420
  Net realized gains (losses)                          -             -             -             -        (2,217)        3,565
  Net unrealized gains (losses)                        -             -             -             -       (25,799)       (7,688)
                                               ----------     ---------     ---------      --------     ---------     ---------

Increase (Decrease) in net assets from
 operations                                    $  10,334      $  9,721      $  1,086       $   871      $(12,919)     $ 14,297
                                               ----------     ---------     ---------      --------     ---------     ---------

Contract owner transactions:
  Accumulation activity:
    Purchase payments received                 $   1,021      $  3,714      $  6,505       $ 1,823      $    272      $  1,417
    Net transfers between Sub-Accounts and
      Fixed Accounts                             (40,390)      235,544             -             -       (22,000)            -
    Withdrawals, surrenders and account fees     (88,767)     (171,604)      (22,263)       (2,194)      (16,173)      (89,058)
                                               ----------     ---------     ---------      --------     ---------     ---------

Net contract owner activity                    $(128,136)     $ 67,654      $(15,758)      $  (371)     $(37,901)     $(87,641)
                                               ----------     ---------     ---------      --------     ---------     ---------

           Increase (Decrease) in net assets   $(117,802)     $ 77,375      $(14,672)      $   500      $(50,820)     $(73,344)

Net assets:
  Beginning of year                              312,499       235,124        30,075        29,575       190,589       263,933
                                               ----------     ---------     ---------      --------     ---------     ---------

  End of year                                  $ 194,697      $312,499      $ 15,403       $30,075      $139,769      $190,589
                                               ==========     =========     =========      ========     =========     =========

                                                        MGG                        MEG
                                                    SUB-ACCOUNT                SUB-ACCOUNT
                                                     YEAR ENDED                 YEAR ENDED
                                                    DECEMBER 31,               DECEMBER 31,
                                                 2000         1999         2000            1999
                                               ---------    ---------    ----------     -----------
Operations:
  Net investment income (loss)                 $  (937)     $   8,695    $  30,402      $   (7,671)
  Net realized gains (losses)                   (11,272)       (8,000)     335,064         284,005
  Net unrealized gains (losses)                  11,779        (8,638)    (500,854)         77,632
                                               ---------    ---------    ----------     -----------

Increase (Decrease) in net assets from
 operations                                    $   (430)    $ (7,943)    $(135,388)     $  353,966
                                               ---------    ---------    ----------     -----------

Contract owner transactions:
  Accumulation activity:
    Purchase payments received                 $    592     $  1,976     $   5,772      $   19,249
    Net transfers between Sub-Accounts and
      Fixed Accounts                              1,248      (24,901)       27,403         (92,844)
    Withdrawals, surrenders and account fees    (57,481)     (49,021)     (516,449)       (348,108)
                                               ---------    ---------    ----------     -----------

Net contract owner activity                    $(55,641)    $(71,946)    $(483,274)     $ (421,703)
                                               ---------    ---------    ----------     -----------

           Increase (Decrease) in net assets   $(56,071)    $(79,889)    $(618,662)     $  (67,737)

Net assets:
  Beginning of year                             113,391      193,280       995,693       1,063,430
                                               ---------    ---------    ----------     -----------

  End of year                                  $ 57,320     $113,391     $ 377,031      $   995,693
                                               =========    =========    ==========     ===========

                 See notes to financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS


(1)   ORGANIZATION

      Sun Life (N.Y.) Variable Account A (the "Variable Account"), a separate account of Sun Life Insurance and Annuity Company of New York (the "Sponsor"), a wholly owned subsidiary of Sun Life Assurance Company of Canada (U.S.), was established on December 3, 1984 as a funding vehicle for individual variable annuities. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

      The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific mutual fund selected by contract owners from among available mutual funds (the "Funds") advised by Massachusetts Financial Services Company ("MFS"), an affiliate of the Sponsor.

(2)   SIGNIFICANT ACCOUNTING POLICIES

      GENERAL

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      INVESTMENT VALUATIONS

      Investments in the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

      Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

      FEDERAL INCOME TAX STATUS

      The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

(3)   CONTRACT CHARGES

      A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deduction is at an effective annual rate of 1.3%.

SUN LIFE (N.Y.) VARIABLE ACCOUNT A

(3)      CONTRACT CHARGES - CONTINUED

      Each year on the contract anniversary, a contract maintenance charge ("Account Fee") of $30 is deducted from each contract's accumulation account to cover administrative expenses relating to the contract. After the annuity commencement date, the Account Fee is deducted pro rata from each annuity payment made during the year.

      The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges exceed 5% of the purchase payments made under the contract.

SUN LIFE (N.Y.) VARIABLE ACCOUNT A

(4) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                   MIT                  MIG                  MTR                  MGO                  MFR
                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                               YEAR ENDED           YEAR ENDED           YEAR ENDED            YEAR ENDED          YEAR ENDED
                               DECEMBER 31,         DECEMBER 31,         DECEMBER 31,         DECEMBER 31,        DECEMBER 31,
                              2000     1999        2000     1999        2000      1999       2000     1999       2000     1999
                            -----------------     ----------------     -----------------     ---------------    -----------------
Units outstanding,
   beginning of year         19,051   23,908      11,126   16,336       42,572   51,043      3,458    6,850      5,909     9,981

  Units purchased               351      483         198      178          534      261          9       86          5       161
  Units transferred between
    Sub-Accounts and Fixed
      Accounts                 (170)    (790)        177    1,062          583   (1,973)         -      377        126    (1,097)
  Units withdrawn and
    surrendered             (11,120)  (4,550)     (4,460)  (6,450)     (20,514)  (6,759)      (197)  (3,855)    (2,057)   (3,136)
                            --------  -------     -------  -------     --------  -------     ------  -------    -------   -------

Units outstanding,
  end of year                 8,112   19,051       7,041   11,126       23,175   42,572      3,270    3,458      3,983     5,909
                            ========  =======     =======  =======     ========  =======     ======  =======    =======   =======


                                         MFB                   MCM                  MCG
                                     SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                     YEAR ENDED            YEAR ENDED           YEAR ENDED
                                     DECEMBER 31,          DECEMBER 31,         DECEMBER 31,
                                    2000      1999       2000      1999        2000      1999
                                   -----------------     ----------------      ----------------
Units outstanding,
  beginning of year                 19,507   21,362      18,016   14,005        1,772    1,795

  Units purchased                    1,236      682          58      219          382      109
  Units transferred between
    Sub-Accounts and Fixed
      Accounts                        (214)    (660)     (2,279)  13,760            -        -
  Units withdrawn and
    surrendered                    (12,392)  (1,877)     (5,061)  (9,968)      (1,284)    (132)
                                   --------  -------     -------  -------      -------   ------

Units outstanding, end of year       8,137   19,507      10,734   18,016          870    1,772
                                   ========  =======     =======  =======      =======   ======

                                        MFH                MGG                   MEG
                                    SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
                                    YEAR ENDED          YEAR ENDED            YEAR ENDED
                                    DECEMBER 31,        DECEMBER 31,          DECEMBER 31,
                                   2000     1999       2000     1999         2000       1999
                                   ---------------    -----------------     ----------- -------
Units outstanding,
  beginning of year                6,600    9,605      3,806     6,258       9,211      14,523

  Units purchased                      9       47        122        90          90         273
  Units transferred between
    Sub-Accounts and Fixed
      Accounts                      (763)       -        (52)     (873)       237       (1,235)
  Units withdrawn and
    surrendered                     (555)  (3,052)    (2,008)   (1,669)     (4,761)     (4,350)
                                   ------  -------    -------   -------     -------     -------

Units outstanding, end of year     5,291    6,600      1,868     3,806       4,777       9,211
                                   ======  =======    =======   =======     =======     =======

SUN LIFE (N.Y.) VARIABLE ACCOUNT A

(5) INVESTMENT PURCHASES AND SALES
The following table shows the aggregate cost of shares purchased and proceeds from the sales of shares for each Sub-Account for the year ended December 31, 2000:

                                                        PURCHASES             SALES
                                                       -------------      --------------
Massachusetts Investors Trust                              $ 51,078          $  802,609
Massachusetts Investors Growth Stock Fund                   109,759             493,143
MFS Total Return Fund                                       151,059           1,001,462
MFS Growth Opportunities Fund                                61,634              15,915
MFS Research Fund                                            40,318             143,133
MFS Bond Fund                                                59,861             340,540
MFS Money Market Fund                                        85,232             203,034
MFS Government Money Market Fund                              7,883              22,555
MFS High Income Fund                                         17,828              40,632
MFS Global Governments Fund                                   3,837              60,415
MFS Emerging Growth Fund                                    117,513             570,385